Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	€ 41.6	€ 223.4
Recognized in P&L	(80.0)	12.7
Recognized in OCI	(2.7)	0.0
Recognized directly in equity	85.0
Recognized directly in equity		169.1
Ending balance deferred tax assets net	39.3	41.6
Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	179.6	360.1
Recognized in P&L	(213.9)	77.8
Recognized in OCI	(63.2)	0.0
Recognized directly in equity	85.0
Recognized directly in equity		102.7
Ending balance deferred tax assets net	371.7	179.6
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	138.0	136.7
Recognized in P&L	(133.9)	65.1
Recognized in OCI	(60.5)	0.0
Recognized directly in equity	0.0
Recognized directly in equity		(66.4)
Ending balance deferred tax assets net	332.4	138.0
Fixed assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(8.4)	15.8
Recognized in P&L	(11.5)	(20.2)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		44.4
Ending balance deferred tax assets net	3.1	(8.4)
Right-of-use assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(56.6)	(55.8)
Recognized in P&L	8.3	0.8
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(64.9)	(56.6)
Inventories | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	113.6	148.9
Recognized in P&L	31.7	35.3
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	81.9	113.6
Trade and other receivables | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(90.0)	(162.7)
Recognized in P&L	412.1	(72.7)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(502.1)	(90.0)
Lease liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	57.2	55.2
Recognized in P&L	(13.3)	(2.0)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	70.5	57.2
Loans and borrowings | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	4.8	7.6
Recognized in P&L	(20.4)	2.8
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	25.2	4.8
Contract liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(43.0)	(10.0)
Recognized in P&L	47.3	33.0
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(90.3)	(43.0)
Net employee defined benefit liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	0.6	0.7
Recognized in P&L	(0.1)	0.1
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	0.7	0.6
Share-Based Payment Arrangements | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	142.1	188.4
Recognized in P&L	(20.3)	(12.0)
Recognized in OCI	0.0	0.0
Recognized directly in equity	85.0	58.3
Ending balance deferred tax assets net	77.4	142.1
Other Provisions | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	9.8	11.0
Recognized in P&L	(4.4)	1.2
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	14.2	9.8
Other (incl. deferred expenses) | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(44.9)	61.5
Recognized in P&L	(413.1)	106.4
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	368.2	(44.9)
Tax losses / tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance deferred tax assets net	4.0
Tax losses / tax credits | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	94.4	99.5
Recognized in P&L	(230.2)	5.1
Recognized in OCI	(63.2)	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	387.8	94.4
Thereof deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	81.3	229.6
Recognized in P&L	(82.7)	(20.8)
Recognized in OCI	(2.7)	0.0
Recognized directly in equity	85.0	169.1
Ending balance deferred tax assets net	81.7	81.3
Thereof deferred tax liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(39.7)	(6.2)
Recognized in P&L	2.7	33.5
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	€ (42.4)	€ (39.7)